INCOME TAXES 2 (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
(Loss)/ income before income tax	¥ 215,257	$ 30,920	¥ 214,199	¥ (676)
Income tax benefit/(expense) computed at the PRC statutory tax rate of 25%	(53,815)	(7,730)	(53,550)	169
Effect of different tax rates in different jurisdictions	(2,286)	(328)	2,291	(8,175)
Effect of preferential tax rates	8,444	1,213
Effect of tax rate change	(4,483)	(644)
Non-deductible expenses and others	(19,438)	(2,792)	(15,069)	(26,482)
Outside basis difference on investment in WFOE	(9,872)	(1,418)	(6,233)	(4,446)
PRC royalty withholding tax	(1,027)	(148)	(6,080)	(6,950)
Changes in valuation allowance	11,780	1,692	6,878	(7,040)
Income tax expense	¥ (70,697)	$ (10,155)	¥ (71,763)	¥ (52,924)